Business Combinations (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about business combination [abstract]
Schedule of preliminary fair value calculation of consideration transferred

The following table summarizes the preliminary fair value calculation of the consideration transferred on January 3, 2020.

In millions of R$, except for the number of shares
Number of Avon common shares outstanding as of January 3, 2020	536,383,776
Multiplied by the exchange ratio of 0.600 Natura &Co Holding shares per each Avon common share	321,830,266
Multiplied by the market price of Natura &Co shares on January 3, 2020	41.00
Consideration in the issuance of shares	13,195
Consideration transferred adjustment (a)	171
Fair value of the consideration transferred	13,366

(a) Related to the effects of replacements and settlements of share-based payment plans, of which the amount of R$80 thousand refers to the share-based payment plans of Avon, in which it was substituted by Natura &Co, and R$91 thousand refers to the stock option plans liquidated as a result of the conclusion of the transaction. These are pre-combination installments that were regarded as a transferred compensation.

Schedule of preliminary allocation prepared by Company and resulting goodwill
The table below shows the preliminary allocation prepared by the Company and the resulting goodwill.

In millions of R$
Total estimated consideration to be transferred:	13,366
(-) Fair value of acquired assets:
Cash and cash equivalent	2,636
Accounts receivable(1)	1,135
Inventories	1,942
Other current assets	1,056
Assets available for sale	187
Property, plant and equipment	2,886
Income tax and deferred social contribution	667
Assets of right of use	565
Other non-current assets	475
Judicial deposits	284
Recoverable taxes	518
Employee benefit plan	553
Intangible (2)	5,710

(+) Fair value of liabilities assumed:
Current liabilities	6,267
Provision for contingencies (3)	724
Long-term debt	7,078
Leasing	588
Deferred taxes (4)	728
Other liabilities	809
(-) Net assets	2,420

Non-controlling interest	28

Estimated preliminary goodwill (5)	10,974

(1) On the acquisition date, the fair value of the accounts receivable approximate their carrying value, net of a provision for expected losses in the amount of R$ 270.2 million

(2) The fair value of intangible assets includes intangible assets acquired and registered by Avon prior to the fair value allocation, in the sum of R$ 291, added by the effects of allocation of the fair value of the following items:

(3) The provision for contingencies amount shown in the table above corresponds to the historical amount recorded by Avon, since the Company is still in the process of estimating their fair value as well as identifying additional contingencies that may be required to be recorded in accordance with the provisions of paragraph 23 of IFRS 3 , i.e., contingencies that: (i) represent a present obligation arising from past events and (ii) can be reliably measured.

(4)  Consists of net operating loss deferred tax assets of approximately R$311 million and other net deferred tax liabilities of R$1,309 million.

(5) Goodwill represents the stronger market position and geographic regions that will result in a more diversified and balanced global portfolio, as well as future expected profitability and operational synergies such as supply, manufacturing, distribution and efficiency of the administrative structure and revenue growth. This goodwill arising from the transaction is not expected to result in a tax benefit or to be deductible for tax purposes.

Schedule of fair value of intangible assets
	Nature	Estimated fair value (in millions of Reais)	Estimated useful life
Trade name “Avon”	Represents the fair value of the trade name “Avon”	1,893	Indefinite
Power brands	Represents the fair value of “Power brands”	518	20 years
Developed technologies	Represents the fair value of all technology required to develop Avon products, including product formulas, labeling data, manufacturing processes, regulatory approvals, packages of products and designs.	1,132	7 years
Sales representatives	Represents the fair value of Avon’s relationship with its sales representatives	1,876	14 years
Total		5,419